Property and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Property and Equipment [Abstract]
Depreciation expenses	RM 60,270	$ 14,859	RM 40,408	RM 9,104
Carrying amount	RM 150,333		RM 194,333		$ 37,064